Convertible Preferred Stock - Schedule of convertible preferred stock (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ / shares in Units, $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Authorized Shares	46,479,310	46,479,310	38,851,220
Shares Issued and Outstanding	43,985,178	43,985,178	36,035,688
Net Carrying Value	$ 344.8	$ 344.8	$ 190.3
Liquidation Preference	$ 359.4	$ 359.4	$ 204.5
Preferred A-1 Stock
Temporary Equity [Line Items]
Issuance Price Per Share	$ 0.56965	$ 0.56965	$ 0.56965
Authorized Shares	5,889,829	5,889,829	5,889,829
Shares Issued and Outstanding	5,889,829	5,889,829	5,889,829
Net Carrying Value	$ 3.4	$ 3.4	$ 3.4
Liquidation Preference	$ 3.4	$ 3.4	$ 3.4
Preferred A-2 Stock
Temporary Equity [Line Items]
Issuance Price Per Share	$ 1.57432	$ 1.57432	$ 1.57432
Authorized Shares	7,015,787	7,015,787	7,015,787
Shares Issued and Outstanding	6,987,125	6,987,125	6,987,125
Net Carrying Value	$ 10.9	$ 10.9	$ 10.9
Liquidation Preference	$ 11.0	$ 11.0	$ 11.0
Preferred B Stock
Temporary Equity [Line Items]
Issuance Price Per Share	$ 3.59757	$ 3.59757	$ 3.59757
Authorized Shares	6,949,142	6,949,142	6,949,142
Shares Issued and Outstanding	6,949,142	6,949,142	6,949,142
Net Carrying Value	$ 24.9	$ 24.9	$ 24.9
Liquidation Preference	$ 25.0	$ 25.0	$ 25.0
Preferred C Stock
Temporary Equity [Line Items]
Issuance Price Per Share	$ 7.04471	$ 7.04471	$ 7.04471
Authorized Shares	9,936,529	9,936,529	9,936,529
Shares Issued and Outstanding	9,936,528	9,936,528	9,936,528
Net Carrying Value	$ 56.1	$ 56.1	$ 56.1
Liquidation Preference	$ 70.0	$ 70.0	$ 70.0
Preferred C-1 Stock
Temporary Equity [Line Items]
Issuance Price Per Share	$ 11.74119	$ 11.74119	$ 11.74119
Authorized Shares	2,465,454	2,465,454	2,465,454
Shares Issued and Outstanding	0
Net Carrying Value	$ 0.0
Liquidation Preference	$ 0.0
Preferred D Stock
Temporary Equity [Line Items]
Issuance Price Per Share	$ 15.16420	$ 15.16420	$ 15.16420
Authorized Shares	6,594,479	6,594,479	6,594,479
Shares Issued and Outstanding	6,594,479	6,594,479	6,273,064
Net Carrying Value	$ 99.8	$ 99.8	$ 95.0
Liquidation Preference	$ 100.0	$ 100.0	$ 95.1
Preferred E Stock
Temporary Equity [Line Items]
Issuance Price Per Share	$ 19.66420	$ 19.66420
Authorized Shares	7,628,090	7,628,090
Shares Issued and Outstanding	7,628,075	7,628,075
Net Carrying Value	$ 149.7	$ 149.7
Liquidation Preference	$ 150.0	$ 150.0